Accumulated Other Comprehensive Loss - Schedule of Other Comprehensive (Loss) Income (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Components of other comprehensive income
Balance at the beginning of the period	$ 310,000,000	$ 568,000,000
Other comprehensive (loss) income before reclassifications, gross	23,000,000	(21,000,000)
Tax expense	1,000,000	0
Amounts reclassified from accumulated other comprehensive loss, gross	(3,000,000)	1,000,000
Tax expense	0	0
Other comprehensive income (loss), net of tax	21,000,000	(20,000,000)
Balance at the end of the period	164,000,000	546,000,000
Amounts attributable to Venator
Components of other comprehensive income
Balance at the beginning of the period	(391,000,000)	(314,000,000)
Other comprehensive income (loss), net of tax	21,000,000	(20,000,000)
Balance at the end of the period	(370,000,000)	(334,000,000)
Amounts attributable to noncontrolling interests
Components of other comprehensive income
Balance at the beginning of the period	0	0
Other comprehensive (loss) income before reclassifications, gross	0	0
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	0	0
Tax expense	0	0
Other comprehensive income (loss), net of tax	0	0
Balance at the end of the period	0	0
Total
Components of other comprehensive income
Balance at the beginning of the period	(391,000,000)	(314,000,000)
Other comprehensive (loss) income before reclassifications, gross	23,000,000	(21,000,000)
Tax expense	1,000,000	0
Amounts reclassified from accumulated other comprehensive loss, gross	(3,000,000)	1,000,000
Tax expense	0	0
Other comprehensive income (loss), net of tax	21,000,000	(20,000,000)
Balance at the end of the period	(370,000,000)	(334,000,000)
Foreign currency translation adjustment
Components of other comprehensive income
Balance at the beginning of the period	(148,000,000)	(56,000,000)
Other comprehensive (loss) income before reclassifications, gross	23,000,000	(23,000,000)
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	(4,000,000)	0
Tax expense	0	0
Other comprehensive income (loss), net of tax	19,000,000	(23,000,000)
Balance at the end of the period	(129,000,000)	(79,000,000)
AOCI tax	0	0	$ 0	$ 0
Pension and other postretirement benefits adjustments net of tax
Components of other comprehensive income
Balance at the beginning of the period	(239,000,000)	(253,000,000)
Other comprehensive (loss) income before reclassifications, gross	(1,000,000)	0
Tax expense	1,000,000	0
Amounts reclassified from accumulated other comprehensive loss, gross	1,000,000	1,000,000
Tax expense	0	0
Other comprehensive income (loss), net of tax	1,000,000	1,000,000
Balance at the end of the period	(238,000,000)	(252,000,000)
AOCI tax	51,000,000	50,000,000	$ 50,000,000	$ 50,000,000
Other comprehensive income of unconsolidated affiliates
Components of other comprehensive income
Balance at the beginning of the period	(2,000,000)	(5,000,000)
Other comprehensive (loss) income before reclassifications, gross	0	2,000,000
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	0	0
Tax expense	0	0
Other comprehensive income (loss), net of tax	0	2,000,000
Balance at the end of the period	(2,000,000)	(3,000,000)
Hedging instruments
Components of other comprehensive income
Balance at the beginning of the period	(2,000,000)	0
Other comprehensive (loss) income before reclassifications, gross	1,000,000	0
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	0	0
Tax expense	0	0
Other comprehensive income (loss), net of tax	1,000,000	0
Balance at the end of the period	$ (1,000,000)	$ 0